INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current tax:
Current year	$ 3,324	$ 3,876	$ 1,850
Change in estimates related to prior year	(102)	80	201
Total current tax	3,222	3,956	2,051
Deferred tax:
Origination and reversal of temporary differences	(825)	(2,062)	1,923
Changes in tax rates	(52)	24	270
Recognition of previously unrecognised tax losses	(4,332)		(1,907)
Recognition of previously unrecognised net deductible temporary differences			(22)
Total deferred tax	(5,209)	(2,038)	264
Income tax (benefit) / expense charged to profit or loss	(1,987)	1,918	2,315
Income tax recognized in other comprehensive income related to hedging	(218)	0
Total	(2,205)	1,918	2,315
Deferred tax expense from non-recurring benefit related to change in revenue and related costs recognition under IFRS15 - Revenue from contracts with customers	600
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences	17,467	10,354
Taxable temporary differences	(8,002)	(6,188)
Net deferred tax assets	9,465	4,166	2,106
Deferred tax asset	9,465	4,252
Deferred Tax Liability		(86)
Movement in deferred tax assets / (liability) [Abstract]
Opening deferred tax assets	4,166	2,106
Deferred tax benefit for the year	(5,209)	(2,038)	264
Foreign exchange and other rate differences	(128)	22
Deferred tax recognized in other comprehensive income	218	0
Net deferred tax assets	9,465	4,166	$ 2,106
Provisions and Write-offs Against Accounts Receivable [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences	74	30
Unpaid Accrued Expenses / Compensation [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences	1,319	2,446
Tax credits carry-forward [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences	2,454	967
Net Operating Losses [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences	5,732	834
Property and Equipment [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences	264	385
Taxable temporary differences	(506)	(133)
Lease liability (right of use assets) [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences	7,406	5,692
Net unrealized loss on hedging [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences	218
Right-of-use Assets [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Taxable temporary differences	(6,297)	(5,097)
Intangible Assets [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Taxable temporary differences	$ (1,199)	$ (958)